Events after the Reporting Date (Narrative) (Details)				1 Months Ended			12 Months Ended
	Jan. 12, 2018 CAD ($) $ / shares shares	Jan. 12, 2018 USD ($) shares	Apr. 04, 2016 CAD ($)	Feb. 24, 2017 CAD ($)	Oct. 19, 2016 CAD ($)	Jun. 30, 2016 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Equity issuance, price per share			$ 2.00	$ 2.00	$ 0.41	$ 1.50	$ 1.10
Events after the Reporting Date [Member]
Statement [Line Items]
Deposit from related party	$ 650,000
Common shares, price per share | $ / shares	$ 0.54
Description of share purchase warrants agreement	The Company has also agreed to issue share purchase warrants equal to 10% of the number of Shares issued, which warrants will be exercisable at CDN$0.54 per Share for a period of two years.	The Company has also agreed to issue share purchase warrants equal to 10% of the number of Shares issued, which warrants will be exercisable at CDN$0.54 per Share for a period of two years.
Settlement of debt	$ 37,010	$ 30,000
Increase decrease through settlement of debt, shares | shares	78,745	78,745
Equity issuance, price per share	$ 0.47